Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 52,162	$ 60,427
0 to 90 days
Financing Receivable, Past Due [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	44,840	53,902
91 to 180 days
Financing Receivable, Past Due [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	4,882	5,797
181 days +
Financing Receivable, Past Due [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 2,440	$ 728